UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 8568

John Hancock Bank and Thrift Opportunity Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel & Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Bank and Thrift Opportunity Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2007

John Hancock
Bank and Thrift Opportunity Fund
Securities owned by the Fund on
July 31, 2007 (unaudited)

	Par value
Issuer, description	(000)	Value

Capital preferred securites 0.39%		$2,911,500
(Cost $2,970,000)

Financial Services 0.39%		2,911,500

Preferred Term Securities XXV, Ltd.,
Zero Coupon, 6-22-37 (Cayman
Islands) (F)	$3,000	2,911,500

Issuer	Shares	Value

Common stocks 98.40%		$738,640,140
(Cost $457,271,959)

Asset Management & Custody Banks 4.79%		35,944,054

Bank of New York Mellon Corp. (NY) (W)	570,284	24,265,584
Northern Trust Corp. (IL)	70,000	4,372,200
State Street Corp. (MA)	109,000	7,306,270

Diversified Banks 11.41%		85,683,646

Comerica, Inc. (MI)	314,400	16,556,304
U.S. Bancorp. (MN)	700,541	20,981,203
Wachovia Corp. (NC)	503,571	23,773,587
Wells Fargo & Co. (CA)	721,722	24,372,552

Other Diversified Financial Services 7.35%		55,191,391

Bank of America Corp. (NC)	524,260	24,860,409
Citigroup, Inc. (NY)	325,225	15,145,728
JPMorgan Chase & Co. (NY)	345,041	15,185,254

Regional Banks 70.31%		527,746,201

Access National Corp. (VA)	250,000	1,752,500
Alabama National Bancorp. (AL)	181,000	9,659,970
AmericanWest Bancorp. (WA)	364,621	5,560,470
Ameris Bancorp. (GA)	98,337	1,755,315
Bank of Hawaii Corp. (HI)	59,300	2,847,586
Bank of the Ozarks, Inc. (AR)	110,450	3,120,213
BB&T Corp. (NC)	344,846	12,904,137
Beverly National Corp. (MA)	97,500	1,903,200
BOK Financial Corp. (OK)	95,208	4,762,304
Boston Private Financial Holdings, Inc. (MA)	74,000	1,886,260
Bridge Capital Holdings (CA) (I)	107,600	2,485,560
Camden National Corp. (ME)	140,000	5,012,000
Capital City Bank Group, Inc. (FL) (L)	74,543	2,233,308
Cardinal Financial Corp. (VA)	20,000	187,200
Cascade Bancorp. (OR)	242,090	5,279,983

John Hancock
Bank and Thrift Opportunity Fund
Securities owned by the Fund on
July 31, 2007 (unaudited)

Chittenden Corp. (VT)	304,981	10,201,614
City Holding Co. (WV)	41,600	1,366,560
City National Corp. (CA)	238,377	16,874,708
CoBiz, Inc. (CO)	340,650	5,266,449
Colonial BancGroup, Inc. (The) (AL)	713,307	15,557,226
Columbia Bancorp. (OR)	132,000	2,477,640
Cullen/Frost Bankers, Inc. (TX)	453,770	22,538,756
Dearborn Bancorp., Inc. (MI) (I)	105,622	1,378,367
DNB Financial Corp. (PA)	76,205	1,505,049
East West Bancorp., Inc. (CA)	420,000	15,397,200
Eastern Virginia Bankshares, Inc. (VA)	100,000	2,029,000
ECB Bancorp., Inc. (NC)	65,000	1,768,000
Eurobancshares, Inc. (Puerto Rico) (F)(I)	42,830	360,200
F.N.B. Corp. (PA) (L)	245,049	3,678,185
Financial Institutions, Inc. (NY)	73,000	1,336,630
First American Financial Holdings, Inc. (TN)	300,000	2,523,000
First Charter Corp. (NC)	338,300	6,234,869
First Horizon National Corp. (TN)	152,150	4,826,198
First Midwest Bancorp., Inc. (IL)	103,800	3,413,982
First National Lincoln Corp. (ME)	146,499	2,343,984
First Regional Bancorp. (CA) (I)	419,000	9,012,690
First State Bancorp. (NM)	227,850	3,932,691
Fulton Financial Corp. (PA)	359,890	4,757,746
Glacier Bancorp., Inc. (MT)	577,932	11,009,605
Greene Bancshares, Inc. (TN)	25,000	826,500
Hancock Holding Co. (MS)	209,650	7,415,321
Harleysville National Corp. (PA)	151,897	2,238,962
Huntington Bancshares, Inc. (OH)	520,215	9,988,128
IBERIABANK Corp. (LA)	60,000	2,528,400
Independent Bank Corp. (MI)	344,935	4,180,612
International Bancshares Corp. (TX)	220,370	4,854,751
KeyCorp (OH)	287,000	9,956,030
Lakeland Financial Corp. (IN)	144,802	3,285,557
M&T Bank Corp. (NY)	176,157	18,723,728
Marshall & Ilsley Corp. (WI)	411,895	16,974,193
MB Financial, Inc. (IL)	156,100	4,976,468
Northrim Bancorp., Inc. (AK)	73,555	2,199,295
Pacific Capital Bancorp. (CA)	280,954	5,871,939
Pinnacle Financial Partners, Inc. (TN) (I)	55,000	1,326,050
PNC Financial Services Group, Inc. (PA)	357,246	23,810,446
Prosperity Bancshares, Inc. (TX)	75,895	2,149,346
Provident Bankshares Corp. (MD)	198,558	5,698,615
Regions Financial Corp. (AL)	253,843	7,633,059
S&T Bancorp., Inc. (PA)	154,700	4,808,076
Sandy Spring Bancorp., Inc. (MD)	165,424	4,456,523
SCBT Financial Corp. (SC)	90,000	2,622,600
Security Bank Corp. (GA) (L)	317,500	4,489,450
Signature Bank (NY) (I)	40,000	1,235,600
Smithtown Bancorp., Inc. (NY) (L)	49,500	1,150,875
South Financial Group, Inc. (The) (SC)	70,150	1,512,434

John Hancock
Bank and Thrift Opportunity Fund
Securities owned by the Fund on
July 31, 2007 (unaudited)

Southcoast Financial Corp. (SC) (I)	74,789	1,420,991
Sterling Bancshares, Inc. (TX)	598,000	6,225,180
SunTrust Banks, Inc. (GA)	255,976	20,042,921
SVB Financial Group (CA) (I)	244,700	12,890,796
Synovus Financial Corp. (GA)	570,450	15,949,782
Taylor Capital Group, Inc. (IL)	241,950	6,566,523
TCF Financial Corp. (MN)	408,166	10,036,802
TriCo Bancshares (CA)	53,000	1,071,660
UCBH Holdings, Inc. (CA)	585,033	9,617,943
Umpqua Holdings Corp. (OR)	182,901	3,478,777
UnionBanCal Corp. (CA)	124,800	6,896,448
Union Bankshares Corp. (VA)	97,500	1,892,475
United Community Banks, Inc. (GA)	42,500	996,625
Univest Corp. (PA) (L)	205,218	3,952,499
Valley National Bancorp. (NJ) (L)	105,267	2,228,502
Vineyard National Bancorp Co. (CA)	194,168	4,017,336
Virginia Commerce Bancorp., Inc. (VA) (I)(L)	78,465	1,144,804
Virginia Financial Group, Inc. (VA)	123,850	2,579,795
Webster Financial Corp. (CT)	70,110	3,046,981
West Coast Bancorp. (OR)	67,583	1,769,323
Westamerica Bancorp. (CA)	40,000	1,637,200
Western Alliance Bancorp. (NV) (I)(L)	109,500	2,880,945
Whitney Holding Corp. (LA)	264,400	6,607,356
Wilmington Trust Corp. (DE)	267,950	10,433,973
Zions Bancorp. (UT)	326,053	24,307,251

Thrifts & Mortgage Finance 4.54%		34,074,848

Astoria Financial Corp. (NY)	75,865	1,786,621
Benjamin Franklin Bancorp., Inc. (MA)	15,000	201,750
Berkshire Hills Bancorp., Inc. (MA)	330,410	8,669,958
Countrywide Financial Corp. (CA)	87,848	2,474,678
Hingham Institute for Savings (MA)	80,000	2,511,200
Hudson City Bancorp., Inc. (NJ)	386,310	4,720,708
LSB Corp. (MA)	65,000	1,054,950
People's United Financial, Inc. (CT)	167,980	2,707,838
Sovereign Bancorp., Inc. (PA)	103,400	1,979,076
Washington Mutual, Inc. (WA)	212,312	7,968,069

John Hancock
Bank and Thrift Opportunity Fund
Securities owned by the Fund on
July 31, 2007 (unaudited)

	Interest	Maturity	Par value
Issuer, description	rate	Date	($000)	Value

Short-term investments 2.95%				$22,122,175
(Cost $22,122,175)

Certificates of Deposit 0.01%				74,156

Country Bank for Savings	5.640%	08-30-08	2	1,610
First Bank Richmond	2.960	12-05-07	16	15,628
First Bank System, Inc.	4.889	05-02-08	4	4,260
First Federal Savings Bank of Louisiana	2.480	12-07-07	3	2,711
Framingham Cooperative Bank	3.750	09-10-07	3	3,163
Home Bank	2.720	12-04-07	15	15,047
Hudson River Bank & Trust	1.980	11-21-07	7	7,378
Hudson Savings Bank	4.800	04-20-09	2	1,785
Machias Savings Bank	3.540	05-24-09	2	1,672
Middlesex Savings Bank	5.120	08-17-08	2	1,652
Midstate Federal Savings and Loan Assn.	4.250	05-27-08	2	1,737
Milford Bank	3.400	05-27-09	2	1,666
Milford Federal Savings and Loan Assn.	3.650	02-28-08	2	1,683
Mount McKinley Savings Bank	4.750	12-03-07	1	1,495
Mount Washington Bank	3.300	10-31-07	2	1,564
Natick Federal Savings Bank	4.590	08-31-07	2	1,611
Newburyport Bank	3.400	10-20-08	2	1,777
OBA Federal Savings Bank	4.600	06-15-09	1	1,145
Plymouth Savings Bank	3.590	04-21-09	2	1,730
Randolph Savings Bank	4.000	09-13-07	2	1,585
Salem Five Bank	3.150	12-17-07	2	1,565
Sunshine Federal Savings and Loan Assn.	5.000	05-10-09	2	1,692

Joint Repurchase Agreement 0.96%				7,167,000

Joint Repurchase Agreement with Bank of America
Corp. dated 07-31-2007 at 5.120% to be repurchased
at $7,168,019 on 08-01-2007, collateralized
by $6,029,174 US Treasury Bond, 7.500% due
11-15-2016 (valued at $7,310,340, including
interest)			7,167	7,167,000

			Shares

Cash Equivalents 1.98%				14,881,019

John Hancock Cash Investment Trust (T)(W)			14,881,019	14,881,019

John Hancock
Bank and Thrift Opportunity Fund
Securities owned by the Fund on
July 31, 2007 (unaudited)

Total investments (Cost $482,364,134) 101.74%	$763,673,815
Other assets and liabilities, net (1.74%)	($13,046,296)
Total net assets 100.00%	$750,627,519

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

John Hancock
Bank and Thrift Opportunity Fund
Notes to Schedule of Investments
July 31, 2007 (unaudited)

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of July 31, 2007.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

The cost of investments owned on July 31, 2007, including short-term investments, was $482,364,134. Gross unrealized appreciation and depreciation of investments aggregated $301,998,265 and $20,688,584, respectively, resulting in net unrealized appreciation of $281,309,681.

Notes to Schedule of Investments

Security valuation

The net asset value of the common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Securities lending

The Fund may lend securities in amounts up to 331Ú3% of the Fund’s total assets. Such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and marked-to-market on a daily basis. The Fund may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially. The Fund receives compensation for lending their securities either in the form of fees and/or by retaining a portion of interest on the investment of any cash received as collateral. The Fund invests the cash collateral received in connection with securities lending transactions in the JHCIT, a Delaware common law trust and an affiliated fund. JHCIT is exempt from registration under Section 3(c)(7) of the 1940 Act (pursuant to exemptive order issued by the SEC) and is managed by the Adviser, for which the Adviser receives an investment advisory fee of 0.04% of the average daily net assets of the JHCIT.

Notes to Schedule of Investments – Page 2

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next business day. During the loan period, the Fund continues to retain rights of ownership, including dividends and interest of the loaned securities.

Notes to Schedule of Investments – Page 3

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent and dividend disburser
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

Stock symbol
Listed New York Stock Exchange: BTO

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Bank and Thrift Opportunity Fund.

P90Q3 7/07
9/07

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bank and Thrift Opportunity Fund

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: September 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: September 14, 2007

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: September 14, 2007